As filed with the Securities and Exchange Commission on September 21, 2018

Securities Act File No. 33-41913

Investment Company Act File No. 811-06367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 49	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 50	☒

GABELLI EQUITY SERIES FUNDS, INC

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1- 800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center,

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Richard T. Prins, Esq.	Thomas A. DeCapo, Esq.
Gabelli Equity Series Funds, Inc.	Skadden, Arps, Slate, Meagher & Flom LLP	Skadden, Arps, Slate, Meagher & Flom LLP
One Corporate Center	Four Times Square	500 Boylston Street
Rye, New York 10580-1422	New York, New York 10036	Boston, Massachusetts, 02116

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b); or
☒	on October 1, 2018 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until October 1, 2018, the effectiveness of Post-Effective Amendment No. 47 to the Registration Statement, which was filed pursuant to Rule 485(a) under the Securities Act on June 13, 2018 (the “Amendment”). The effectiveness of the Amendment was previously delayed pursuant to Post-Effective Amendment No. 48 to the Registration Statement, as filed on August 24, 2018.

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI EQUITY SERIES FUNDS, INC., certifies that it meets all requirements for effectiveness pursuant to Rule 485(b)(1)(iii) and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and State of New York, on the 21st day of September, 2018.

GABELLI EQUITY SERIES FUNDS, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 49 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	Mario J. Gabelli*	Director and Chairman of the Board	September 21, 2018
Mario J. Gabelli

	/s/ Bruce N. Alpert	Principal Executive Officer and President	September 21, 2018
Bruce N. Alpert

	/s/ John C. Ball	Principal Financial Officer and Treasurer	September 21, 2018
John C. Ball

	John D. Gabelli*	Director	September 21, 2018
John D. Gabelli

	Anthony J. Colavita*	Director	September 21, 2018
Anthony J. Colavita

	Vincent D. Enright*	Director	September 21, 2018
Vincent D. Enright

	Robert J. Morrissey*	Director	September 21, 2018
Robert J. Morrissey

	Kuni Nakamura*	Director	September 21, 2018
Kuni Nakamura

	Anthony R. Pustorino*	Director	September 21, 2018
Anthony R. Pustorino

	Anthonie C. van Ekris*	Director	September 21, 2018
Anthonie C. van Ekris

	Salvatore J. Zizza*	Director	September 21, 2018
Salvatore J. Zizza

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact